CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	¥ 2,883,294	¥ 2,155,009
Restricted cash	663,518	833,084
Notes receivable	837,711	74,984
Accounts receivable from third party customers, net	2,704,300	2,079,465
Accounts receivable from related party customers, net	168,475	382,276
Inventories	1,660,542	1,886,268
Advances to third party suppliers, net	434,116	277,595
Advances to related party suppliers, net	39,194	60,000
Amount due from related parties	45,654	47,890
Other current assets	448,560	713,763
Deferred tax assets	139,143	90,169
Total current assets	10,024,507	8,600,503
Property, plant and equipment, net	4,365,348	4,166,747
Project assets, net	1,028,615	651,494
Intangible asset, net	12,234	12,728
Deferred tax assets	196,196	148,522
Advances to third party suppliers, net	168,584	441,559
Advances to related party suppliers, net	26,757	10,145
Prepaid land use rights	428,493	438,556
Investment in joint venture and affiliates	55,169	13,524
Total assets	16,305,903	14,483,778
Current liabilities:
Short-term borrowings and current portion of long term borrowings	2,433,357	2,297,533
Accounts payable to third parties	2,027,059	2,439,097
Accounts payable to related parties	362,408	331,202
Tax payables	125,342	79,562
Advances from third party customers	672,845	243,959
Advances from related party customers	19,022
Other payables to third parties	894,273	693,371
Payroll and welfare payables	294,620	234,168
Accrued expenses	267,172	147,294
Amounts due to related parties	7,478	8,115
Derivatives liabilities - warrants	71,237	105,785
Total current liabilities	7,174,813	6,580,086
Accrued warranty costs	380,132	251,740
Other long-term liabilities	372,793	282,684
Long-term borrowings	2,461,017	1,902,400
Total liabilities	¥ 10,388,755	¥ 9,016,910
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 252,301,917 and 237,853,602 shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively)	¥ 176	¥ 186
Additional paid-in capital	5,649,304	5,638,703
Statutory reserves	553,144	436,807
Accumulated deficit	(358,977)	(726,610)
Accumulated other comprehensive income/(loss)	(23,952)	11,086
Total shareholders' equity attributable to JA Solar Holdings	5,819,695	5,360,172
Noncontrolling interest	97,453	106,696
Total shareholders' equity	5,917,148	5,466,868
Total liabilities and shareholders' equity	¥ 16,305,903	¥ 14,483,778